401(K) PLAN (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 01, 2000	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
401(K) PLAN
Minimum age of the company's eligible employee	21 years
Maximum amount per employee contributed by the entity for the plan year 2010				$ 3,252
Period over which the entity's matching contribution vests		5 years
Number of additional plans adopted		0	0
Matching contributions by the company				$ 300,000